Unaudited Condensed Consolidated Statements of Income and Comprehensive (Loss) Income (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted	$ 0.12	$ 0.16
Diluted	75,075,035	68,123,330